Premises and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Premises and Equipment
NOTE 9 PREMISES AND EQUIPMENT

Premises and equipment at December 31 consisted of the following:

(Dollars in Millions)	2014	2013
Land	$534	$529
Buildings and improvements	3,323	3,256
Furniture, fixtures and equipment	2,719	2,593
Capitalized building and equipment leases	126	103
Construction in progress	26	24

	6,728	6,505
Less accumulated depreciation and amortization	(4,110)	(3,899)

Total	$2,618	$2,606